Fair values of financial instruments not carried at fair value - Fair value of financial instruments not carried at fair value and bases of valuation (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	£ 34,439	£ 26,515
Deposits by banks | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	75	0
Deposits by banks | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	34,440	26,518
Deposits by banks | Fair value | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	75	0
Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	229,804	242,303
Customer accounts | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	13,332	4,288
Customer accounts | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	229,817	242,320
Customer accounts | Fair value | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	13,332	4,288
Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	36,832	40,384
Repurchase agreements – non-trading | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Repurchase agreements – non-trading | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	36,832	40,385
Repurchase agreements – non-trading | Fair value | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Debt securities in issue | At cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	13,882	19,461
Debt securities in issue | At cost | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Debt securities in issue | Fair value | At cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	13,893	19,472
Debt securities in issue | Fair value | At cost | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Subordinated liabilities | At cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	16,297	16,908
Subordinated liabilities | At cost | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Subordinated liabilities | Fair value | At cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	16,803	17,267
Subordinated liabilities | Fair value | At cost | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	15,803	14,521
Loans and advances to banks | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	124	115
Loans and advances to banks | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	15,805	14,523
Loans and advances to banks | Fair value | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	124	115
Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	78,881	82,666
Loans and advances to customers | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,448	769
Loans and advances to customers | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	78,878	81,752
Loans and advances to customers | Fair value | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,448	771
Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	68,408	53,612
Repurchase agreements – non-trading | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Repurchase agreements – non-trading | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	68,410	53,614
Repurchase agreements – non-trading | Fair value | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	14,953	12,226
Financial investments – at amortised cost | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Financial investments – at amortised cost | Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	15,063	12,176
Financial investments – at amortised cost | Fair value | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 0	£ 0